CAPITAL STRUCTURE - Shares Repurchased by the Company - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Aug. 26, 2022	Aug. 18, 2022	Jun. 02, 2021	Nov. 08, 2018	Mar. 21, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital Structure [Line Items]
Treasury shares, shares						109,744,816	33,177,628
Ordinary shares, issued						1,445,052,143	1,456,547,942
Ordinary shares, outstanding						1,335,307,327	1,423,370,314
Shares repurchased by the Company						$ 189,161	$ 52,026	$ 44,977
Treasury Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)						102,783,027	16,116,135	9,446,472
Shares repurchased by the Company						$ 189,161	$ 52,026	$ 44,977
Treasury Shares [Member] | 2018 Share Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount				$ 500,000	$ 500,000
Stock repurchase program period				3 years	3 years
Retirement of shares (in shares)								0
Treasury Shares [Member] | 2018 Share Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)								3,148,824
Treasury Shares [Member] | 2018 Share Repurchase Program [Member] | Equivalent Ordinary Shares for ADS [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)								9,446,472
Treasury Shares [Member] | Two Thousand And Twenty One Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount			$ 500,000
Stock repurchase program period			3 years
Retirement of shares (in shares)						1,500,000	0
Treasury Shares [Member] | Two Thousand And Twenty One Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)						5,929,076	5,372,045
Treasury Shares [Member] | Two Thousand And Twenty One Repurchase Program [Member] | Equivalent Ordinary Shares for ADS [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)						17,787,228	16,116,135
Treasury Shares [Member] | Melco International Repurchase Program [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)		9,995,799
Retirement of shares (in shares)	9,995,799
Shares repurchased by the Company	$ 152,709
Treasury stock acquired, Average cost per share	$ 1.7967
Treasury Shares [Member] | Melco International Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)		25,000,000
Treasury stock acquired, Average cost per share	$ 5.39
Treasury Shares [Member] | Melco International Repurchase Program [Member] | Equivalent Ordinary Shares for ADS [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in shares)		75,000,000